Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets - Schedule of Other Assets (Details) [Line Items]
Sales taxes receivable	$ 5,898	$ 805
Other receivables	1,387	689
Total	$ 7,285	$ 1,494